CECL (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	SFr 1,527	SFr 1,536	SFr 1,431	SFr 1,536	SFr 1,049
Current-period provision for expected credit losses	(13)	(23)	280	(36)	716
of which provisions for interest	15	1	16	16	25
Gross write-offs	(90)	(38)	(36)	(128)	(83)
Recoveries	2	2	3	4	7
Net write-offs	(88)	(36)	(33)	(124)	(76)
Foreign currency translation impact and other adjustments, net	(14)	50	(9)	36	(20)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,412	1,527	1,669	1,412	1,669
of which individually evaluated	869	867	899	869	899
of which collectively evaluated	543	660	770	543	770
Loans held at amortized cost
Purchases	993	993	664	1,986	1,349
Reclassifications from loans held-for-sale	0	13	4	13	4
Reclassifications to loans held-for-sale	1,652	468	528	2,120	988
Sales	1,633	374	558	2,007	980
Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	1,198	1,218	1,082	1,218	808
Current-period provision for expected credit losses	(44)	(35)	218	(79)	533
of which provisions for interest	8	0	0	8	4
Gross write-offs	(77)	(24)	(24)	(101)	(59)
Recoveries	0	0	1	0	2
Net write-offs	(77)	(24)	(23)	(101)	(57)
Foreign currency translation impact and other adjustments, net	(10)	39	(7)	29	(14)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,067	1,198	1,270	1,067	1,270
of which individually evaluated	614	627	586	614	586
of which collectively evaluated	453	571	684	453	684
Loans held at amortized cost
Purchases	981	988	643	1,969	1,328
Reclassifications from loans held-for-sale	0	13	4	13	4
Reclassifications to loans held-for-sale	1,652	468	528	2,120	988
Sales	1,633	374	558	2,007	980
Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	329	318	349	318	241
Current-period provision for expected credit losses	31	12	62	43	183
of which provisions for interest	7	1	16	8	21
Gross write-offs	(13)	(14)	(12)	(27)	(24)
Recoveries	2	2	2	4	5
Net write-offs	(11)	(12)	(10)	(23)	(19)
Foreign currency translation impact and other adjustments, net	(4)	11	(2)	7	(6)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	345	329	399	345	399
of which individually evaluated	255	240	313	255	313
of which collectively evaluated	90	89	86	90	86
Loans held at amortized cost
Purchases	12	5	21	17	21
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	0	0	0	0	0
Bank
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		1,535		1,535	1,048
Current-period provision for expected credit losses				(36)	716
of which provisions for interest				16	25
Gross write-offs				(128)	(83)
Recoveries				4	7
Net write-offs				(124)	(76)
Foreign currency translation impact and other adjustments, net				36	(20)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,411		1,668	1,411	1,668
of which individually evaluated	868		898	868	898
of which collectively evaluated	543		770	543	770
Loans held at amortized cost
Purchases				1,986	1,349
Reclassifications from loans held-for-sale				13	4
Reclassifications to loans held-for-sale				2,120	988
Sales				2,007	980
Bank | Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		1,217		1,217	807
Current-period provision for expected credit losses				(79)	533
of which provisions for interest				8	4
Gross write-offs				(101)	(59)
Recoveries				0	2
Net write-offs				(101)	(57)
Foreign currency translation impact and other adjustments, net				29	(14)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,066		1,269	1,066	1,269
of which individually evaluated	613		585	613	585
of which collectively evaluated	453		684	453	684
Loans held at amortized cost
Purchases				1,969	1,328
Reclassifications from loans held-for-sale				13	4
Reclassifications to loans held-for-sale				2,120	988
Sales				2,007	980
Bank | Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		SFr 318		318	241
Current-period provision for expected credit losses				43	183
of which provisions for interest				8	21
Gross write-offs				(27)	(24)
Recoveries				4	5
Net write-offs				(23)	(19)
Foreign currency translation impact and other adjustments, net				7	(6)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	345		399	345	399
of which individually evaluated	255		313	255	313
of which collectively evaluated	SFr 90		SFr 86	90	86
Loans held at amortized cost
Purchases				17	21
Reclassifications from loans held-for-sale				0	0
Reclassifications to loans held-for-sale				0	0
Sales				SFr 0	SFr 0